Income Taxes (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Deferred tax assets:
Allowance for credit losses	$ 95,556	$ 82,312
Inventory impairment provision	260,958	216,892
Other deductible temporary difference	(199,486)	(143,805)
Net operating loss carry-forward	450,612	445,937
valuation allowance for deferred income tax assets	(607,640)	(601,336)
Total